Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	June 30,	December 31,
	2015	2014
Gaming revenues receivable	$3,142,720	$1,529,052